UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/03

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	R. Gregory Gale
Title:	VP, Corporate Operations
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	R. Gregory Gale             Springfield, MA            02/08/04


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	61

Form 13F Information Table Value Total:	$568532
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBERTSONS INC                 COM              013104104     3497 154388.00SH       SOLE                154388.00
ALTERNATIVE TECH RES           COM              02145H104        1 30000.00 SH       SOLE                 30000.00
AMERICAN INT'L GROUP           COM              026874107    25379 382912.00SH       SOLE                382912.00
AT&T CORP.                     COM              001957505      675 33233.00 SH       SOLE                 33233.00
AT&T WIRELESS                  COM              00209A106      177 22148.77 SH       SOLE                 22148.77
BANK NEW YORK INC              COM              064057102     3479 105049.00SH       SOLE                105049.00
BAXTER INTERNATIONAL INC       COM              071813109    13333 436853.00SH       SOLE                436853.00
BEA SYS INC COM                COM              073325102      369 30000.00 SH       SOLE                 30000.00
BELLSOUTH                      COM              079860102      214  7552.00 SH       SOLE                  7552.00
BRISTOL MYERS SQUIBB           COM              110122108      346 12103.00 SH       SOLE                 12103.00
CAPITAL AUTOMOTIVE             COM              139733109      431 13472.00 SH       SOLE                 13472.00
CARDINAL HEALTHCARE            COM              14149Y108    25187 411827.00SH       SOLE                411827.00
CARNIVAL CORP.                 COM              143658300     5599 140936.00SH       SOLE                140936.00
CHEVRONTEXACO CORP             COM              166764100    20246 234353.75SH       SOLE                234353.75
CHITTENDEN CORP.               COM              170228100       28   820.00 SH       SOLE                   820.00
CINTAS CORP COM                COM              172908105     8813 175900.00SH       SOLE                175900.00
CITIGROUP, INC.                COM              172967101    21896 451083.69SH       SOLE                451083.69
COCA COLA CO COM               COM              191216100      401  7900.00 SH       SOLE                  7900.00
COMCAST CL A                   COM              20030N101     1864 56842.43 SH       SOLE                 56842.43
COMPUTER SCIENCES              COM              205363104     6378 144191.00SH       SOLE                144191.00
CONAGRA, INC.                  COM              205887102     1235 46800.00 SH       SOLE                 46800.00
CROWN CORK & SEAL              COM              228368106      572 63150.00 SH       SOLE                 63150.00
DONNELLEY R R & SONS           COM              257867101      298  9900.00 SH       SOLE                  9900.00
DUKE ENERGY CORP.              COM              264399106    19134 935641.00SH       SOLE                935641.00
DUPONT                         COM              263534109    14746 321344.00SH       SOLE                321344.00
EXXONMOBIL CORP                COM              30231G102    19204 468395.00SH       SOLE                468395.00
FANNIE MAE                     COM              313586109    20848 277750.00SH       SOLE                277750.00
GANNETT INC                    COM              364730101    11838 132768.00SH       SOLE                132768.00
GENERAL ELECTRIC               COM              369604103    23582 761186.00SH       SOLE                761186.00
GILLETTE CO COM                COM              375766102      202  5500.00 SH       SOLE                  5500.00
INTEL CORP                     COM              458140100    39925 1245696.00SH      SOLE               1245696.00
INTERNATL BUS MACH             COM              459200101    19575 211208.00SH       SOLE                211208.00
KIMBERLY-CLARK CORP.           COM              494368103    27439 464356.00SH       SOLE                464356.00
LILLY ELI & CO COM             COM              532457108      211  3000.00 SH       SOLE                  3000.00
LOWES COS INC COM              COM              548661107    16372 295584.00SH       SOLE                295584.00
MARRIOTT INTL CL A             COM              571903202    17203 372363.00SH       SOLE                372363.00
MCCORMICK CO.                  COM              579780206     5994 199125.00SH       SOLE                199125.00
MERCK & CO., INC               COM              589331107      308  6666.00 SH       SOLE                  6666.00
MICROSOFT CORP COM             COM              594918104    30807 1125583.00SH      SOLE               1125583.00
MINNESOTA MNG & MFG            COM              88579Y101      316  3716.00 SH       SOLE                  3716.00
NEWELL RUBBERMAID              COM              651229106      455 20000.00 SH       SOLE                 20000.00
PEPSICO INC COM                COM              713448108    19077 409210.00SH       SOLE                409210.00
PFIZER, INC                    COM              717081103    24004 679435.00SH       SOLE                679435.00
PITNEY BOWES                   COM              724479100     8285 203964.00SH       SOLE                203964.00
PROCTER & GAMBLE CO COM        COM              742718109      190  1903.00 SH       SOLE                  1903.00
SCHERING PLOUGH                COM              806605101     6859 394425.00SH       SOLE                394425.00
SOUTHWEST AIRLINES             COM              844741108    13695 848523.00SH       SOLE                848523.00
SPDR TR UNIT SER 1             COM              78462F103     4701 42247.00 SH       SOLE                 42247.00
STAPLES INC COM                COM              855030102      307 11240.00 SH       SOLE                 11240.00
SUMMUS INC. (SUMU)             COM              866366107        4 20000.00 SH       SOLE                 20000.00
SUN MICROSYSTEMS               COM              866810104      335 75000.00 SH       SOLE                 75000.00
TARGET CORP COM                COM              87612E106    12938 336934.00SH       SOLE                336934.00
TCF FINANCIAL CORP.            COM              872275102     7210 140400.00SH       SOLE                140400.00
UNITED PARCEL SVC CL B         COM              911312106    16003 214655.00SH       SOLE                214655.00
WELLS FARGO & CO               COM              949746101    18211 309234.00SH       SOLE                309234.00
WW WRIGLEY                     COM              982526105    11170 198725.00SH       SOLE                198725.00
WYETH                          COM              983024100      298  7023.00 SH       SOLE                  7023.00

TENNESSEE VALLEY AUTHORITY STR                  88059ebf0       20 20000.00 SH       SOLE                 20000.00
I-SHARES LEHMAN 1-3 YEAR TREAS                  464287457     1212 14700.00 SH       SOLE                 14700.00